Debts and lines of credit (Details) ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Apr. 30, 2022 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) item	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Lines of credit and loan facilities
Short-term debts			¥ 8,014			$ 1,146	¥ 7,581
Long-term borrowings	[1]		41,675				31,705
Debt Instrument, Collateral Amount			38,138
Debt Instrument, Face Amount			8,300
Long-Term Debt, Current Maturities	[1]		3,197				¥ 3,679
Public Offering Corporate Bonds
Lines of credit and loan facilities
Short-term debts			2,000
Long-term borrowings			4,000
Debt instrument aggregate registered principal amount			10,000
Debt Instrument, Face Amount			¥ 6,000
Public Offering Corporate Bonds | Maximum
Lines of credit and loan facilities
Debt Instrument, Interest Rate During Period			1.87%
Debt Instrument, Term			5 years
Public Offering Corporate Bonds | Minimum
Lines of credit and loan facilities
Debt Instrument, Interest Rate During Period			1.55%
Debt Instrument, Term			1 year
Collateral Pledged
Lines of credit and loan facilities
Long-term borrowings			¥ 19,933
Prime Rate
Lines of credit and loan facilities
Term (in years)				7 years
Maximum borrowing capacity under facilities			¥ 3,000
Percentage over variable rate basis			0.65%
Percentage below variable rate basis			1.45%
Proceeds from long-term borrowings			¥ 1,000	¥ 2,000
Long-term borrowings			2,760
Long-Term Debt, Current Maturities			180
Term and Revolving Credit Facilities
Lines of credit and loan facilities
Term (in years)					5 years
Maximum borrowing capacity under facilities | $					$ 2,000
Number of arrangers | item					5
Undrawn balance which will be expired one month prior to the final maturity date | $						$ 1,000
Proceeds from long-term borrowings | $		$ 1,000
Long-term borrowings			¥ 7,029
Term and Revolving Credit Facilities | LIBOR
Lines of credit and loan facilities
Percentage over variable rate basis			0.85%
Term loan facility agreement
Lines of credit and loan facilities
Undrawn balance which will be expired one month prior to the final maturity date			¥ 8,500
Term loan facility agreement | Long Term Borrowings
Lines of credit and loan facilities
Expected to be proceeds from issuance of long term debt			¥ 8,286
Expected to be repaid the borrowings			December 2028
Term loan facility agreement | Hong Kong Interbank Offered Rate | Initial Utilization date
Lines of credit and loan facilities
Percentage over variable rate basis			0.50%
Short-term Debt
Lines of credit and loan facilities
Short-term debts			¥ 180
Line of credit
Lines of credit and loan facilities
Long-term borrowings			7,966
Long-Term Debt, Current Maturities			¥ 249

[1]	As of December 31, 2025, the major long-term debts were listed as below.